Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2024
Investments accounted for using equity method [abstract]
Summary of Equity Method Investments Reported in Consolidated Statement of Financial Position
Equity method investments in the consolidated statement of financial position were comprised of the following:

	December 31,
	2024	2023
YPL	30	1,798
Other equity method investments	239	232
Total equity method investments	269	2,030

Share of Post-tax Earnings (Losses) in Equity Method Investments Reported in Consolidated Income Statement
The Company’s share of
post-tax
earnings (losses) in equity method investments as reported in the consolidated income statement is comprised of the following:

	Year ended December 31,
	2024	2023
YPL	68	1,099
Other equity method investments	(28)	(24)
Total share of post-tax earnings in equity method investments	40	1,075

Disclosure of Detailed Information of Post Tax Earnings in its YPL Investment
The Company’s share of
post-tax
earnings (losses) in its YPL investment was comprised of the following items:

	Year ended December 31,
	2024	2023
(Decrease) increase in LSEG share price	(86)	785
Foreign exchange (losses) gains on LSEG shares	(3)	251
Dividend income	6	58
Loss from forward contract	-	(77)
Gain (loss) from call options	22	(15)
Historical excluded equity adjustment (1)	129	97
YPL - Share of post-tax earnings in equity method investments	68	1,099

(1)	Represents income from the recognition of the remaining cumulative impact of equity transactions that were excluded from the Company’s investment in YPL.

Summary Financial Information
YPL was a material associate of the Company until the Company sold its remaining LSEG shares that it indirectly owned through YPL in the second quarter of 2024. Set forth below is summarized financial information for 100% of YPL from January 1, 2024 through June 30, 2024, and for the year ended December 31, 2023 when YPL was a material associate of the Company.

	Six months ended June 30,	Year ended December 31,
	2024	2023
Mark-to-market of LSEG shares	(394)	3,024
Dividend income	32	154
Loss from forward contract	-	(179)
Gain (loss) from call options	92	(63)
Net (loss) earnings	(270)	2,936
Total comprehensive (loss) income	(270)	2,936

Summary of Financial Information for YPL with Reconciliation to Thomson Reuters Carrying Value of its Investment
The following table reconciles the net assets attributable to YPL to the Company’s carrying value of its investment in YPL as of December 31, 2023.

December 31,
2023
Assets
Current assets	160
Non-current assets	8,036
Total assets	8,196
Liabilities
Current liabilities	105
Non-current liabilities	236
Total liabilities	341
Net assets attributable to YPL	7,855

Net assets attributable to YPL - beginning period	14,598
Net earnings attributable to YPL	2,936
Distribution to owners	(9,679)
Net assets attributable to YPL - ending period	7,855
Thomson Reuters % share	24.6%
Thomson Reuters $ share	1,927
Historical excluded equity adjustment (1)	(129)
Thomson Reuters carrying amount	1,798

(1)	Represents the cumulative impact of equity transactions excluded from the Company’s investment in YPL.